COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consisted of the following as of December 31, 2020 and 2021:

As of December 31,
2021
US$
For the years ending:
2022	412,754
2023	255,309
2024	70,367
Total	738,430